SHAREHOLDERS' EQUITY - Stock Option Plan (Details) - CAD CAD / shares in Units, CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of Options
Options exercisable, End of year (in shares)	5,900,000
Weighted Average Exercise Price
Options exercisable, End of year (in dollars per share)	CAD 18.29
Stock Option Plan
Number of Options
Forfeited (in shares)	(1,680,000)
Options outstanding and exercisable, end of year (in shares)	5,900,000
Options outstanding, End of year (in shares)	7,580,000
Weighted Average Exercise Price
Forfeited (in dollars per share)	CAD 19.33
Options outstanding and exercisable, end of year (in dollars per share)	18.29
Options outstanding, End of year (in dollars per share)	CAD 18.49
Aggregate intrinsic value (in dollars)	CAD 0.0	CAD 0.0	CAD 0.0
Total intrinsic value of options exercised (in dollars)	CAD 0.0	CAD 0.2	CAD 13.4